Income Taxes - Schedule of Effective Income Tax Rate (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Income Tax Disclosure [Abstract]
Income tax (expense) benefit at statutory rate	$ (53.0)	$ (127.0)	$ (149.0)
Foreign tax rate differential	(14.0)	(2.0)	8.0
Research and development tax credits	94.0	37.0	25.0
Change in valuation allowance	(4.0)	(5.0)	22.0
Non-deductible/non-taxable items	(3.0)	(3.0)	3.0
Patent box benefit	(4.0)	25.0	69.0
Impact of U.K. rate change	(3.0)	(2.0)	(64.0)
Withholding tax	(122.0)	(72.0)	(32.0)
Gains exempt from U.K. tax	(3.0)	2.0	8.0
Windfall tax benefit associated with share-based compensation	206.0	0.0	0.0
Total income tax (expense) benefit	93.8	(146.8)	(109.7)
Income tax (expense) benefit attributable to discontinued operations	$ 0.0	$ 0.0	$ (28.0)